Consolidated Balance Sheets Unaudited - USD ($)	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2021
Current Assets
Cash and Cash Equivalents	$ 461,060	$ 77,498	$ 277,664
Inventory	398,881	432,583	323,411
Prepaid Expenses	12,189	16,065	11,859
Deferred Offering Costs	23,000	23,000
Other Current Assets	4,123	15,469	2,149
Total Current Assets	899,253	564,615	715,083
Operating Lease Assets	213,714	242,583	344,413
Property and Equipment, net of accumulated depreciation of $122,469 and $88,823	209,541	221,336	80,027
Total Assets	1,322,508	1,028,534	1,139,523
Current Liabilities
Bank Overdraft		11,055
Accounts Payable	1,093,942	1,228,039	869,765
Accrued Expenses	943,482	796,397	1,382,839
Accrued Expenses – Related Party	46,273	46,173	106,173
Customer Deposits	291,684	530,900	188,385
Deferred Revenue	332,823	665,143	687,766
Short-Term Debt	3,291,220	3,454,133	716,142
Current Operating Lease Liability	96,772	100,001	90,286
Short-Term Convertible Debt, net of debt discount of $2,131,034 and $309,317	2,263,728	647,966	336,683
Derivative Liabilities	1,991,793	1,263,442	213,741
Shareholder Loans Payable	50,000	119,476
Current Portion – Long-Term Debt	27,828	27,737	424,064
Total Current Liabilities	10,429,545	8,890,462	5,059,138
Non-Current Lease Liability	114,423	138,551	244,049
Long-Term Debt	108,962	115,900	890,373
Total Liabilities	10,652,930	9,144,913	6,359,713
Commitments and Contingencies
Stockholders’ Deficit
Common Stock, $0.000001 par value, 75,000,000 shares authorized, 341,023 and 142,716 shares issued, issuable and outstanding	1
Additional Paid In Capital	20,845,448	19,465,327	14,291,760
Accumulated Deficit	(31,045,891)	(28,451,733)	(20,381,977)
Total Stockholders’ Deficit	(10,200,422)	(8,986,379)	(6,090,190)
Total Liabilities and Stockholders’ Deficit	1,322,508	1,028,534	1,139,523
Share proceeds receivable			100,000
PPP Loan-current portion			43,294
PPP Loan -long term portion			166,153
Series D Preferred Stock [Member]
Current Liabilities
Preferred stock	870,000	870,000	870,000
Series A Preferred Stock [Member]
Current Liabilities
Preferred stock	0	0	0
Stockholders’ Deficit
Total Stockholders’ Deficit
Series B Preferred Stock [Member]
Current Liabilities
Preferred stock	20	20	20
Stockholders’ Deficit
Total Stockholders’ Deficit	20	20	20
Series C Preferred Stock [Member]
Current Liabilities
Preferred stock	0	7	7
Stockholders’ Deficit
Total Stockholders’ Deficit		$ 7	$ 7